Total
Class Y Prospectus | SIMT MULTI-ASSET INFLATION MANAGED FUND
MULTI-ASSET INFLATION MANAGED FUND
Investment Goal
Total return exceeding the rate of inflation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class Y Prospectus SIMT MULTI-ASSET INFLATION MANAGED FUND Class Y
Management Fees of the Fund	0.55%
Management Fees of the Subsidiary	none
Total Management Fees	0.55%
Distribution (12b-1) Fees	none
Interest Expense on Reverse Repurchase Agreements	0.80%
Dividends on Shorts	0.26%
Remainder of Other Expenses	0.35%
Total Other Expenses of the Fund	1.41%
Other Expenses of the Subsidiary	none
Total Other Expenses	1.41%
Total Annual Fund Operating Expenses	1.96%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class Y Prospectus | SIMT MULTI-ASSET INFLATION MANAGED FUND | Class Y | USD ($)	199	615	1,057	2,285

PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 93% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will seek to generate "real return" (i.e., total returns that exceed the rate of inflation over a full market cycle, regardless of market conditions) by selecting investments from among a broad range of asset classes, including fixed income and equity securities and commodity investments. The asset classes used and the Fund's allocations among asset classes will be determined based on SEI Investments Management Corporation's (SIMC's) or the sub-advisers' (each, a Sub-Adviser and collectively, the Sub-Advisers) views of fundamental, technical or valuation measures. The Fund's allocations among asset classes may be adjusted over short periods of time. At any point in time, the Fund may be diversified across many asset classes or concentrated in a limited number of asset classes. The Fund may obtain its exposures to the asset classes by investing directly in securities and other investments or indirectly through the use of other pooled investment vehicles and derivative instruments.

The Fund uses a multi-manager approach under the general supervision of SIMC, allocating its assets among one or more Sub-Advisers using different investment strategies. SIMC may also directly manage a portion of the Fund's portfolio.

Equity securities may include common or preferred stocks, warrants, rights, depositary receipts, equity-linked securities and other equity interests. The Fund may invest in securities of issuers of any market capitalization and may invest in both foreign and domestic equity securities. In addition to direct investment in securities and other instruments, the Fund may invest in affiliated and unaffiliated funds, including open-end funds, closed-end funds and exchange-traded funds (ETFs). The Fund may also invest in real estate investment trusts (REITs) and U.S. and non-U.S. real estate companies.

In addition to direct investment in securities and other instruments, the Fund may invest in affiliated and unaffiliated funds, subject to the limitations of the Investment Company Act of 1940, as amended (1940 Act). Such investment may include open-end funds, money market funds, closed-end funds and ETFs (including leveraged and inverse ETFs). The Fund may also invest in REITs and securities issued by U.S. and non-U.S. real estate companies.

The Fund may invest in fixed income securities that are investment or non-investment grade (also known as junk bonds), U.S.- or foreign-issued (including emerging markets), and corporate- or government-issued. The Fund may invest in a wide range of fixed income investments, including obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers' acceptances and bank notes, obligations of foreign governments, U.S. and foreign corporate debt securities, including commercial paper, and fully collateralized repurchase and reverse repurchase agreements with highly rated counterparties (those rated A or better) and securitized issues such as mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized debt obligations (CDOs). The Fund's fixed income investments may also include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government (including obligations not guaranteed by the U.S. Treasury), such as obligations issued by U.S. Government sponsored entities, Treasury Inflation Protected Securities (TIPS) and other inflation-linked debt securities, and municipal bonds and debentures. The Fund may invest in fixed, variable and floating rate fixed income instruments. The Fund's portfolio and the Fund's investments in particular fixed income securities are not subject to any maturity or duration restrictions. The Fund may also enter into repurchase or reverse repurchase agreements with respect to its investment in the fixed income securities listed above and may use the cash received to enter into a short position on U.S. Treasury bonds.

A portion of the Fund's assets may also be invested in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indexes. The Fund may also invest in equity securities of issuers in commodity-related industries.

The Fund may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The Subsidiary, unlike the Fund, may invest to a significant extent in commodities, commodity contracts and commodity investments (including through derivative instruments). The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by SIMC.

The Fund, either directly or through its investment in the Subsidiary, may also purchase or sell futures contracts, options, forward contracts and swaps to obtain the Fund's desired exposure to an asset class or for return enhancement or hedging purposes. Interest rate futures contracts are primarily used to hedge interest rate risk in the Fund's U.S. bond holdings. Commodity futures contracts are primarily used to obtain exposure to a diversified set of commodity markets. Interest rate swaps and swaps on indexes may further be used to manage the Fund's interest rate risk or may be used to manage the inflation-adjusted return of the Fund. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. Options may be used to gain exposure to or hedge exposures in the equity and commodity markets. Foreign currency forward rate agreements may be used to hedge all or a portion of the currency risk resulting from investments in non-U.S. equity and fixed income securities.

The Fund may invest in U.S. dollar and non-U.S. dollar denominated securities. The Sub-Advisers may also seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Advisers may buy and sell currencies (i.e., take long or short positions) using futures and foreign currency forward contracts. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund's currency exposure from foreign securities, the Sub-Advisers may buy and sell currencies for hedging or for speculative purposes.

The Sub-Advisers may engage in short sales in an attempt to capitalize on equity securities that it believes will underperform the market or their peers. When a Sub-Adviser sells securities short, it may invest the proceeds from the short sales in an attempt to enhance returns. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

Principal Risks
Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 8.44% (03/31/2022)
Worst Quarter: -10.22% (03/31/2020)
The Fund's Class Y Shares commenced operations on December 31, 2014. For the calendar year ended December 31, 2014, the performance of the Fund's Class F Shares is shown. The Fund's Class F Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class F Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Average Annual Total Returns (for the periods ended December 31, 2023)

This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's 70/20/10 Blended Benchmark, which consists of the Bloomberg 1-5 Year U.S. TIPS Index (70%), the Bloomberg Commodity Index (20%) and the S&P 500 Index (10%). The Fund's Blended Benchmark is designed to provide a useful comparison to the Fund's overall performance and more accurately reflects the Fund's investment strategy than the broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Returns - Class Y Prospectus - SIMT MULTI-ASSET INFLATION MANAGED FUND	Label	Average Annual Returns, 1 Year [1]	Average Annual Returns, 5 Years [1]	Average Annual Returns, 10 Years [1]	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date [1]
Class Y	Return Before Taxes	(1.48%)	4.48%	1.16%	0.55%	Apr. 09, 2012
After Taxes on Distributions | Class Y	Return After Taxes on Distributions	(2.96%)	2.37%	(0.07%)	(0.52%)
After Taxes on Distributions and Sale of Fund Shares | Class Y	Return After Taxes on Distributions and Sale of Fund Shares	(0.78%)	2.62%	0.41%	none
Bloomberg 1-5 Year U.S. TIPS Index Return (reflects no deduction for fees, expenses or taxes)	Bloomberg 1-5 Year U.S. TIPS Index Return (reflects no deduction for fees, expenses or taxes)	4.45%	3.29%	1.94%	1.58%	Apr. 09, 2012
The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	4.00%	5.55%	2.38%	2.08%	Apr. 09, 2012
[1]	The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.